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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2006

               (Please read instructions before preparing form.)

If amended report check here:[ ]

Brian C. Broderick
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

   Hemenway & Barnes       60 State Street     Boston,      MA        02109
-------------------------------------------------------------------------------
   Business Address           (Street)         (City)     (State)     (Zip)

(617) 227-7940
---------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2007.

                                     /s/ Brian C. Broderick
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

 Name:                       13F File No.: Name:                  13F File No.:
 --------------------------  ------------- ---------------------- -------------
 1.  John M. Cornish            28-5362    6.  Kurt F. Somerville   28-10379
 2.  Michael B. Elefante       28-06281    7.
 3.  Stephen W. Kidder (35)*   28-11134    8.
 4.  Lawrence T. Perera        28-06167    9.
 5.  Michael J. Puzo           28-06165    10.

* Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # BRIAN C BRODERICK\28-11136
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:              ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)       (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED     NONE
---------------------------------------------------------------------------------------------------------------------------
A F L A C INC             COMMON STOCK    001055102    699200      15200          XX                        11300
                                                                                  XX     35                  3900

ABBOTT LABS               COMMON STOCK    002824100   1166945      23957          XX                        15007
                                                                                  XX     35                  8950

ALLSTATE CORP             COMMON STOCK    020002101    212649       3266          XX                          820
                                                                                  XX     35                  2446

AMAZON NOTE CONV          CONV CORPORATE  023135AF3   2394250    2440000          XX                      1770000
SUB DEB                   BONDS                                                   XX     35                670000

AMGEN INC                 COMMON STOCK    031162100   1756250      25710          XX                        16795
                                                                                  XX     35                  8915

ANADARKO PETROLEUM        COMMON STOCK    032511107    219341       5040          XX                         3736
CORP                                                                              XX     35                  1304

ANALOG DEVICES, INC.      COMMON STOCK    032654105    916120      27871          XX                        18951
                                                                                  XX     35                  8920

ANALOGIC CORP             COMMON STOCK    032657207    693048      12345          XX                         8725
                                                                                  XX     35                  3620

ANHEUSER BUSCH CO INC     COMMON STOCK    035229103    406490       8262          XX                         8262

APTARGROUP INC            COMMON STOCK    038336103   1558951      26405          XX                        17325
                                                                                  XX     35                  9080

AUTOMATIC DATA            COMMON STOCK    053015103    704029      14295          XX                        10295
PROCESSING                                                                        XX     35                  4000

AVERY DENNISON CORP       COMMON STOCK    053611109    834520      12285          XX                         9985
                                                                                  XX     35                  2300

B P PLC ADR               COMMON STOCK    055622104   2598246      38722          XX                        26348
                                                                                  XX     35                 12374

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # BRIAN C BRODERICK\28-11136
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
BAXTER INT'L INC          COMMON STOCK    071813109    261547      5638           XX                       2000
                                                                                  XX     35                3638

BERKSHIRE HATHAWAY        CLASS B         084670207    458250       125           XX                        110
                                                                                  XX     35                  15

BIOMET INC                COMMON STOCK    090613100    243080      5890           XX                       2550
                                                                                  XX     35                3340

BOTTOMLINE TECHOLOGIES    COMMON STOCK    101388106    207222     18098           XX                      18098
INC

BRISTOL MYERS SQUIBB      COMMON STOCK    110122108    461153     17521           XX                      17521

C I G N A CORP            COMMON STOCK    125509109    287744      2187           XX     35                2187

CANADIAN NATIONAL         COMMON STOCK    136375102   1978089     45970           XX                      30108
RAILWAY CO                                                                        XX     35               15862

CHEVRON CORP              COMMON STOCK    166764100   1121333     15250           XX                       9350
                                                                                  XX     35                5900

CHUBB CORP                COMMON STOCK    171232101    341270      6450           XX                       6450

CISCO SYS INC             COMMON STOCK    17275R102    900824     32961           XX                      26111
                                                                                  XX     35                6850

CITIGROUP INC             COMMON STOCK    172967101   1113276     19987           XX                        166
                                                                                  XX     35               19821

CITIZENS COMMUNICATIONS   COMMON STOCK    17453B101    180516     12562           XX                      12562
CO

COCA COLA CO              COMMON STOCK    191216100    542813     11250           XX                       6300
                                                                                  XX     35                4950

CONOCOPHILLIPS            COMMON STOCK    20825C104    790083     10981           XX                      10260
                                                                                  XX     35                 721

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # BRIAN C BRODERICK\28-11136
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
E I DU PONT DE NEMOURS    COMMON STOCK    263534109    560993     11517           XX                      10317
& CO                                                                              XX     35                1200

E M C CORP                COMMON STOCK    268648102    730026     55305           XX                      41736
                                                                                  XX     35               13569

EMERSON ELECTRIC CO       COMMON STOCK    291011104   1863243     42260           XX                      29160
                                                                                  XX     35               13100

ENCANA CORP               COMMON STOCK    292505104   2263129     49252           XX                      37202
                                                                                  XX     35               12050

EXXON MOBIL CORP          COMMON STOCK    30231G102   7563304     98699           XX                      76043
                                                                                  XX     35               22656

GENERAL ELECTRIC CO       COMMON STOCK    369604103   3330518     89506           XX                      77006
                                                                                  XX     35               12500

HARTFORD FINL SVCS        COMMON STOCK    416515104    319120      3420           XX                         50
GROUP INC                                                                         XX     35                3370

HEWLETT PACKARD CO        COMMON STOCK    428236103    512445     12441           XX                      11841
                                                                                  XX     35                 600

HONEYWELL                 COMMON STOCK    438516106    448419      9912           XX                       9912
INTERNATIONAL INC

INTEL CORPORATION         COMMON STOCK    458140100   2553647    126106           XX                      98991
                                                                                  XX     35               27115

INTL BUSINESS MACHINES    COMMON STOCK    459200101    500711      5154           XX                       3754
                                                                                  XX     35                1400

JOHNSON & JOHNSON         COMMON STOCK    478160104   4302589     65171           XX                      54846
                                                                                  XX     35               10325

KIMBERLY CLARK CORP       COMMON STOCK    494368103    281721      4146           XX                       4146

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # BRIAN C BRODERICK\28-11136
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
KOSAN BIOSCIENCES INC     (RESTRICTED)    50064W107    333000     60000           XX     35               60000

ELI LILLY & CO.           COMMON STOCK    532457108    208400      4000           XX                       4000

LINCOLN NATL CORP IND     COMMON STOCK    534187109   1661859     25028           XX                      17951
                                                                                  XX     35                7077

MCDONALD'S CORP.          COMMON STOCK    580135101    350207      7900           XX                       7300
                                                                                  XX     35                 600

MERCK & CO INC            COMMON STOCK    589331107   2404409     55147           XX                      35823
                                                                                  XX     35               19324

MICROSOFT CORP            COMMON STOCK    594918104   1065256     35675           XX                      29175
                                                                                  XX     35                6500

MORGAN STANLEY            COMMON STOCK    617446448    219535      2696           XX                        636
                                                                                  XX     35                2060

NEWMONT MINING COPR       COMMON STOCK    651639106    243178      5386           XX                       5386

NOKIA CORP ADR A          COMMON STOCK    654902204    636524     31325           XX                      23325
                                                                                  XX     35                8000

NOVARTIS AG ADR           COMMON STOCK    66987V109   1333470     23215           XX                      19240
                                                                                  XX     35                3975

NUVEEN QUALITY PFD        MUTUAL FUNDS    67072C105    166305     10999           XX                      10999
INCOME FD 2

ORACLE CORP               COMMON STOCK    68389X105    400630     23374           XX                      17874
                                                                                  XX     35                5500

PEPSICO INC               COMMON STOCK    713448108    928868     14850           XX                       8900
                                                                                  XX     35                5950

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # BRIAN C BRODERICK\28-11136
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COMMON STOCK    717081103    951307     36730           XX                      35430
                                                                                  XX     35                1300

PROCTER & GAMBLE CO       COMMON STOCK    742718109   3756774     58453           XX                      42898
                                                                                  XX     35               15555

ROCKWELL AUTOMATION INC.  COMMON STOCK    773903109    443685      7264           XX                       7264

ROCKWELL COLLINS INC      COMMON STOCK    774341101    459739      7264           XX                       7264

SAN JUAN BASIN ROYALTY    COMMON STOCK    798241105    444625     13535           XX                      11535
TRUST                                                                             XX     35                2000

SIGMA ALDRICH CORP        COMMON STOCK    826552101    497408      6400           XX                       5800
                                                                                  XX     35                 600

J M SMUCKER CO NEW        COMMON STOCK    832696405    220442      4548           XX                        800
                                                                                  XX     35                3748

SONOSITE INC              COMMON STOCK    83568G104    390151     12614           XX                       8549
                                                                                  XX     35                4065

STATE STREET CORP         COMMON STOCK    857477103    882048     13079           XX                       6077
                                                                                  XX     35                7002

3COM CORP                 COMMON STOCK    885535104     47471     11550           XX                       9350
                                                                                  XX     35                2200

3 M COMPANY               COMMON STOCK    88579Y101   3422452     43917           XX                      34647
                                                                                  XX     35                9270

UNION PACIFIC CORP        COMMON STOCK    907818108    989215     10750           XX                       9054
                                                                                  XX     35                1696

UNITED NATURAL FOODS      COMMON STOCK    911163103    485998     13530           XX                       7400
INC                                                                               XX     35                6130

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # BRIAN C BRODERICK\28-11136
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
V F CORP                  COMMON STOCK    918204108     472781     5760           XX                       5760

VERISIGN INC              COMMON STOCK    92343E102     264069    10980           XX                       7550
                                                                                  XX     35                3430

WACHOVIA CORP             COMMON STOCK    929903102     447058     7850           XX                       7850
2ND NEW

WYETH                     COMMON STOCK    983024100     745978    14650           XX                       3150
                                                                                  XX     35               11500

ZIMMER HOLDINGS INC       COMMON STOCK    98956P102     299412     3820           XX                       2920
                                                                                  XX     35                 900

INGERSOLL RAND LTD        COMMON STOCK    G4776G101     336518     8600           XX                       8600
CL A

AGGREGATE TOTAL                                     73,785,876